Provision For Income Taxes And Deferred Income Taxes - Summary of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current	$ 71,537	$ 93,581
Deferred	(13,237)	(17,000)
Change in valuation allowance	(25,350)	12,357
Total	32,950	88,938
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current	55,679	69,240
Deferred	(23,771)	(8,332)
State
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current	15,858	24,341
Deferred	(18,215)	(9,858)
Foreign
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current	0	0
Deferred	$ 28,749	$ 1,190